Unaudited Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Other Comprehensive Loss	Non-controlling Interests	Common Stock	Common Stock Retained Earnings (Accumulated Deficit)
Accumulated other comprehensive loss (note 15)					$ (5,995)
Common Stock, Dividends, Per Share, Declared	$ 0.055
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				$ (20,555)
Net Income (Loss) Attributable to Noncontrolling Interest							$ 10,575
Beginning Balance (in shares) at Dec. 31, 2017		89,127,000
Beginning Balance at Dec. 31, 2017	$ 2,879,656		$ 919,078	(135,892)			2,102,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(9,980)
Other comprehensive loss	10,333					$ 8,334	1,999
Dividends declared:	(19,824)						(19,824)	$ (5,445)	$ (5,445)
Employee stock compensation and other (note 9) (in shares)		180,000
Employee stock compensation and other (note 11)	4,430		4,430
Proceeds from equity offerings, net of offering costs (note 9) (in shares)		11,127,000
Proceeds from equity offerings, net of offering costs (note 10)	(103,696)		(103,696)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(5,146)			(1,988)
Changes to non-controlling interest from equity contributions and other						99	3,059
Ending Balance (in shares) at Mar. 31, 2018		100,434,000
Ending Balance at Mar. 31, 2018	2,984,111		1,043,303	(159,904)			2,098,274
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	16,099		16,099
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(60,884)
Net Income (Loss) Attributable to Noncontrolling Interest	9,494
Beginning Balance (in shares) at Dec. 31, 2017		89,127,000
Beginning Balance at Dec. 31, 2017	2,879,656		919,078	(135,892)			2,102,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(51,390)
Other comprehensive loss	24,738
Ending Balance (in shares) at Sep. 30, 2018		100,435,000
Ending Balance at Sep. 30, 2018	2,919,913		1,046,081	(211,379)			2,077,492
Accumulated other comprehensive loss (note 15)					2,438
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				(28,324)
Net Income (Loss) Attributable to Noncontrolling Interest							(11,323)
Beginning Balance (in shares) at Mar. 31, 2018		100,434,000
Beginning Balance at Mar. 31, 2018	2,984,111		1,043,303	(159,904)			2,098,274
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(39,647)
Other comprehensive loss	7,138					2,725	4,413
Dividends declared:	(14,048)						(14,048)	(5,604)	(5,604)
Employee stock compensation and other (note 9) (in shares)		1,000
Employee stock compensation and other (note 11)	1,488		1,488
Proceeds from equity offerings, net of offering costs (note 10)	(39)		(39)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(214)			(81)
Changes to non-controlling interest from equity contributions and other							133
Ending Balance (in shares) at Jun. 30, 2018		100,435,000
Ending Balance at Jun. 30, 2018	$ 2,933,613		1,044,752	(193,751)			2,077,449
Accumulated other comprehensive loss (note 15)					5,163
Common Stock, Dividends, Per Share, Declared	$ 0.055
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	$ (12,005)			(12,005)
Net Income (Loss) Attributable to Noncontrolling Interest	10,242						10,242
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(1,763)
Other comprehensive loss	7,267					2,556	4,711
Dividends declared:	(15,252)						(15,252)	(5,591)	$ (5,591)
Employee stock compensation and other (note 9) (in shares)		0
Employee stock compensation and other (note 11)	1,329		1,329
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(310)			32
Changes to non-controlling interest from equity contributions and other							342
Ending Balance (in shares) at Sep. 30, 2018		100,435,000
Ending Balance at Sep. 30, 2018	2,919,913		1,046,081	(211,379)			2,077,492
Accumulated other comprehensive loss (note 15)					7,719
Accumulated other comprehensive loss (note 15)	$ (2,273)				(2,273)
Common Stock, Dividends, Per Share, Declared	$ 0.055
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				(84,257)
Net Income (Loss) Attributable to Noncontrolling Interest							22,793
Beginning Balance (in shares) at Dec. 31, 2018	100,435,210	100,435,000
Beginning Balance at Dec. 31, 2018	$ 2,867,028		1,045,659	(234,395)			2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(61,464)
Other comprehensive loss	(22,347)					(7,247)	(15,100)
Dividends declared:	(13,892)			(5,385)			(13,892)	$ (5,385)
Employee stock compensation and other (note 9) (in shares)		264,000
Employee stock compensation and other (note 11)	2,964		2,964
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(2,991)			606		(1,604)	(1,993)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(7,823)			(1,526)
Changes to non-controlling interest from equity contributions and other							(9,349)
Ending Balance (in shares) at Mar. 31, 2019		100,699,000
Ending Balance at Mar. 31, 2019	2,756,090		1,048,623	(321,905)			2,040,496
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(321,920)
Net Income (Loss) Attributable to Noncontrolling Interest	$ 50,437
Beginning Balance (in shares) at Dec. 31, 2018	100,435,210	100,435,000
Beginning Balance at Dec. 31, 2018	$ 2,867,028		1,045,659	(234,395)			2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(271,483)
Other comprehensive loss	$ (72,956)
Ending Balance (in shares) at Sep. 30, 2019	100,784,683	100,784,000
Ending Balance at Sep. 30, 2019	$ 2,448,900		1,050,898	(558,016)			1,983,896
Accumulated other comprehensive loss (note 15)					(11,124)
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				(39,485)
Net Income (Loss) Attributable to Noncontrolling Interest							5,374
Beginning Balance (in shares) at Mar. 31, 2019		100,699,000
Beginning Balance at Mar. 31, 2019	2,756,090		1,048,623	(321,905)			2,040,496
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(34,111)
Other comprehensive loss	(31,182)					(10,019)	(21,163)
Dividends declared:	(16,574)						(16,574)
Employee stock compensation and other (note 9) (in shares)		85,000
Employee stock compensation and other (note 11)	908		908
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(2,506)			(228)
Changes to non-controlling interest from equity contributions and other							(2,734)
Ending Balance (in shares) at Jun. 30, 2019		100,784,000
Ending Balance at Jun. 30, 2019	2,672,625		1,049,531	(361,162)			2,005,399
Accumulated other comprehensive loss (note 15)					(21,143)
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(198,178)			(198,178)
Net Income (Loss) Attributable to Noncontrolling Interest	22,270						22,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(175,908)
Other comprehensive loss	(19,427)					$ (6,735)	(12,692)
Dividends declared:	(16,516)						(16,516)
Employee stock compensation and other (note 9) (in shares)		0
Employee stock compensation and other (note 11)	1,367		1,367
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	$ (13,241)			(1,324)
Changes to non-controlling interest from equity contributions and other							(14,565)
Ending Balance (in shares) at Sep. 30, 2019	100,784,683	100,784,000
Ending Balance at Sep. 30, 2019	$ 2,448,900		$ 1,050,898	$ (558,016)			$ 1,983,896
Accumulated other comprehensive loss (note 15)	$ (27,878)				$ (27,878)